Organization and Nature of Operations (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Nature of Operations [Line Items]
Incorporated date	Jun. 09, 2020	Jun. 09, 2020
Description of reverse stock split	On November 27, 2024, the Company completed a reverse stock split on a ratio of two hundred old shares of common stock for every one new post reverse split share of common stock. On March 10, 2025, the Company completed a second reverse stock split on a ratio of seven (7) shares of common stock for every one new post second reverse split common stock. On September 2, 2025, the Company completed a third reverse stock split of its common stock on a ratio of 3.5 common stock for every one new post third reverse split common stock. All current and comparative references to the number of common stock, warrants, options, weighted average number of common stock, and loss per share have been retrospectively adjusted to give effect to these reverse stock splits. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900.	On November 27, 2024, the Company completed a reverse stock split on a ratio of two hundred old common shares for every one new post reverse split common share. In addition, on March 10, 2025, the Company completed a second reverse stock split on a ratio of 7 common shares for every one new post second reverse split common share. All current and comparative references to the number of common shares, warrants, options, weighted average number of common shares, and loss per share have been retrospectively adjusted to give effect to these reverse stock splits. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400.
PMGC Research Inc. [Member]
Organization and Nature of Operations [Line Items]
Owned subsidiary percentage	100.00%	100.00%